Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of income tax provision
	2020	2019
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
Total Current	-	-
Deferred:
Federal	-	-
State	-	-
Foreign	-	-
Total Deferred	-	-
Provision for income taxes	$-	$-

Unrecognized tax benefits
	2020	2019
Computed tax benefit at federal statutory rate	$(554,289)	$(100,605)
Permanent items	1,778	11,913
Stock-based compensation	58,284	1,050
Incentive stock options	-	-
Conversion feature derivative liability	24,394	(37,852)
Interest expense, derivative liability	34,505	36,428
Uncertain tax positions	-	-
Impact of difference related to foreign earnings	-	1,469
Gain on extinguishment of debt	-	-
Change in fair value of derivative liability	223,699	(42,748)
Valuation allowance	211,629	130,345
Provision for income taxes	$-	$-

Schedule of deferred tax assets
	2020	2019
Deferred Tax Assets:
Net operating loss carryforwards	$2,501,000	$2,192,000
Stock-based compensation	6,000	7,000
Accounts receivable and other timing differences	140,000	197,000
Basis difference in assets and debt	(64,000)	(109,000)
Total Deferred Tax Asset	2,583,000	2,287,000
Valuation allowance	(2,583,000)	(2,287,000)
Net Deferred Tax Asset	$-	$-

Schedule of reconciliation of income tax expense
Federal and State
Balance at January 1, 2020	$90,000
Additions for tax positions related to current year	-
Additions for tax positions related to prior years	-
Balance at December 31, 2020	$90,000